                         AIM V.I. AGGRESSIVE GROWTH FUND
                             AIM V.I. BALANCED FUND
                             AIM V.I. BLUE CHIP FUND
                       AIM V.I. CAPITAL APPRECIATION FUND
                        AIM V.I. CAPITAL DEVELOPMENT FUND
                      AIM V.I. DENT DEMOGRAPHIC TRENDS FUND
                        AIM V.I. DIVERSIFIED INCOME FUND
                         AIM V.I. GLOBAL UTILITIES FUND
                       AIM V.I. GOVERNMENT SECURITIES FUND
                         AIM V.I. GROWTH AND INCOME FUND
                              AIM V.I. GROWTH FUND
                            AIM V.I. HIGH YIELD FUND
                       AIM V.I. INTERNATIONAL EQUITY FUND
                           AIM V.I. MONEY MARKET FUND
                 AIM V.I. TELECOMMUNICATIONS AND TECHNOLOGY FUND
                               AIM V.I. VALUE FUND

               (SERIES PORTFOLIOS OF AIM VARIABLE INSURANCE FUNDS)

                      Supplement dated December 14, 2000 to
            the Statement of Additional Information dated May 1, 2000
                       as supplemented September 29, 2000


This supplement supercedes and replaces in its entirety the supplement dated September 29, 2000.

Effective September 18, 2000, AIM V.I. Growth and Income Fund acquired all of the assets and assumed all of the liabilities of AIM V.I. Global Growth and Income Fund.

Effective September 30, 2000, Charles T. Bauer retired from his positions as an officer and trustee of the Trust and Robert H. Graham succeeded Mr. Bauer as Chairman of the Board.

Effective October 10, 2000, The Bank of New York, 90 Washington Street, 11th Floor, New York, New York 10280, will act as custodian of all securities and cash of the AIM V.I. Money Market Fund. State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, will continue as custodian of all securities and cash of all Funds except AIM V.I. Money Market Fund.

The following information is added to the table appearing under the heading "MANAGEMENT - TRUSTEES AND OFFICERS" on page 37 of the Statement of Additional
Information:

                                                POSITIONS
                                                HELD WITH       PRINCIPAL OCCUPATION DURING AT
       "NAME, ADDRESS AND AGE                   REGISTRANT          LEAST THE PAST 5 YEARS
       ----------------------                   ----------      ------------------------------
       ALBERT R. DOWDEN (59)                      Trustee       Chairman of the Board of Directors, The
       1815 Central Park Drive                                  Cortland Trust (investment company) and
       P.O. Box 774000-PMB #222                                 DHJ Media, Inc.; and Director, Magellan
       Steamboat Springs, CO 80477                              Insurance Company. Formerly, Director,
                                                                President and Chief Executive Officer,
                                                                Volvo Group North America, Inc.; Senior
                                                                Vice President, AB Volvo; and Director,
                                                                The Hertz Corporation, Genmar Corporation
                                                                (boat manufacturer), National Media
                                                                Corporation and Annuity and Life Re
                                                                (Holdings), Ltd."